CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	6 Months Ended
Mar. 31, 2022
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 21— CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of March 31, 2022 and September 30, 2021, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY BALANCE SHEETS

	March 31, 2022	September 30, 2021
	(Unaudited)
ASSETS
CURRENT ASSETS
Cash	$4,327	$245,081
Acquisition deposit	1,000,000	1,000,000
Due from subsidiaries	9,775,000	10,000,000
Prepaid expenses and other current assets	55,100	2,600
TOTAL CURRENT ASSETS	10,834,427	11,247,681

NON-CURRENT ASSETS
Investment in subsidiaries	18,298,754	14,759,203

TOTAL ASSETS	$29,133,181	$26,006,884

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 8,350,381 and 8,330,000 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively	$835	$833
Additional paid-in capital	15,630,251	15,540,433
Retained earnings	12,792,075	10,243,397
Accumulated other comprehensive income (loss)	710,020	222,221
Total Bon Natural Life Limited shareholders’ equity	29,133,181	26,006,884

Total liabilities and Bon Natural Life Limited shareholders’ equity	$29,133,181	$26,006,884

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the six months ended March 31,
	2022	2021
	(Unaudited)	(Unaudited)
General and administrative expenses	$(503,080)	$-
Interest income	5	-
Equity in earnings of subsidiaries	3,051,753	2,311,399

NET INCOME	2,548,678	2,311,399
Foreign currency translation adjustment	487,799	403,523
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$3,036,477	$2,714,922

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the six months ended March 31,
	2022	2021
	(Unaudited)	(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$2,548,678	$2,311,399
Adjustments to reconcile net cash flows from operating activities:		-
Equity in earnings of subsidiaries and	(3,051,753)	(2,311,399)
Stock-based compensation	89,820	-
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(52,499)	-
Net cash used in operating activities	(465,754)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash from subsidiaries	225,000	-
Net cash provided by financing activities	225,000	-

CHANGES IN CASH AND RESTRICTED CASH	(240,754)	-

CASH AND RESTRICTED CASH, beginning of period	245,081	-

CASH AND RESTRICTED CASH, end of period	$4,327	$-